AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.7%
Financials - 16.6%
Banks - 11.9%
Absa Group Ltd.	7,022	$87,811
Abu Dhabi Islamic Bank PJSC	69,449	88,257
Agricultural Bank of China Ltd.-Class H	1,906,000	797,713
Banco do Brasil SA	6,400	89,901
Banco Macro SA (ADR)	2,840	206,894
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	58,651	89,991
Bank of China Ltd.-Class A	134,300	73,173
Bank of China Ltd.-Class H	1,962,000	827,903
Bank of Communications Co., Ltd.-Class A	97,500	86,927
Bank of Communications Co., Ltd.-Class H	695,000	527,732
China CITIC Bank Corp., Ltd.-Class H	2,873,000	1,636,146
China Construction Bank Corp.	1,800	1,952
China Construction Bank Corp.-Class H	1,257,000	1,083,539
China Development Financial Holding Corp.	293,000	89,436
China Everbright Bank Co., Ltd.	151,400	84,044
China Everbright Bank Co., Ltd.-Class H	193,000	88,468
China Minsheng Banking Corp., Ltd.	95,500	88,356
China Minsheng Banking Corp., Ltd.-Class H	1,492,900	1,033,694
Chongqing Rural Commercial Bank Co., Ltd.-Class H	414,000	225,214
Commercial Bank of Ceylon PLC	116,660	60,810
Grupo Financiero Banorte SAB de CV-Class O	14,150	82,185
Grupo Financiero Galicia SA (ADR)	16,780	595,690
Hana Financial Group, Inc.	59,420	1,925,941
HDFC Bank Ltd. (ADR)	10,500	1,365,420
Industrial Bank Co., Ltd.-Class A	328,660	876,154
Industrial Bank of Korea	43,768	532,875
KB Financial Group, Inc.	21,040	834,009
MCB Bank Ltd.	79,169	86,454
Moneta Money Bank AS (a)	59,500	203,908
Sberbank of Russia PJSC (Sponsored ADR)	93,527	1,429,093
Shanghai Commercial & Savings Bank Ltd. (The)	20,000	36,237
Shinhan Financial Group Co., Ltd.	6,074	236,243
Standard Bank Group Ltd.	6,177	86,291
Turkiye Is Bankasi AS-Class C (b)	767,740	800,662
Woori Financial Group, Inc.	12,180	148,227

		16,507,350

Capital Markets - 1.6%
China Cinda Asset Management Co., Ltd.-Class H	380,000	87,572
China Everbright Ltd.	826,000	1,220,886
Haitong Securities Co., Ltd.-Class H	496,800	557,275
Korea Investment Holdings Co., Ltd.	1,291	90,358
Meritz Securities Co., Ltd.	18,882	87,707
Samsung Securities Co., Ltd.	2,743	93,041
Yuanta Financial Holding Co., Ltd.	147,000	88,365

		2,225,204

Consumer Finance - 0.5%
Manappuram Finance Ltd.	94,259	188,997
Muthoot Finance Ltd.	19,873	185,694
Samsung Card Co., Ltd.	9,508	314,559

		689,250

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.6%
Far East Horizon Ltd.	87,000	$88,986
Fubon Financial Holding Co., Ltd.	425,000	628,045
Haci Omer Sabanci Holding AS	407,649	604,170
Power Finance Corp., Ltd. (b)	47,473	92,470
REC Ltd.	282,983	676,524
RMB Holdings Ltd.	23,250	139,464

		2,229,659

Insurance - 0.8%
BB Seguridade Participacoes SA	23,200	195,632
IRB Brasil Resseguros S/A	3,400	87,215
Orange Life Insurance Ltd. (a)	7,020	192,462
PICC Property & Casualty Co., Ltd.-Class H	184,000	198,536
Ping An Insurance Group Co. of China Ltd.-Class A	300	3,878
Ping An Insurance Group Co. of China Ltd.-Class H	4,500	54,112
Ruentex Industries Ltd.	190,200	463,310

		1,195,145

Real Estate Management & Development - 0.1%
KWG Group Holdings Ltd. (b)	88,500	89,915

Thrifts & Mortgage Finance - 0.1%
LIC Housing Finance Ltd.	24,049	194,752

		23,131,275

Information Technology - 10.3%
Electronic Equipment, Instruments & Components - 1.1%
Delta Electronics, Inc.	17,000	86,402
Elite Material Co., Ltd.	56,000	169,476
Kingboard Holdings Ltd.	34,500	96,088
Kingboard Laminates Holdings Ltd.	101,000	92,668
Tripod Technology Corp.	135,000	480,138
Walsin Technology Corp.	30,000	159,393
Zhen Ding Technology Holding Ltd.	159,000	508,677

		1,592,842

IT Services - 0.7%
Infosys Ltd.	15,690	167,385
Infosys Ltd. (Sponsored ADR)	75,690	809,883

		977,268

Semiconductors & Semiconductor Equipment - 3.7%
Globalwafers Co., Ltd.	25,000	254,339
Macronix International	454,000	340,036
MediaTek, Inc.	9,000	91,159
Nanya Technology Corp.	313,000	650,737
Novatek Microelectronics Corp.	219,000	1,222,050
Realtek Semiconductor Corp.	118,000	869,102
SK Hynix, Inc.	14,760	887,805
Taiwan Semiconductor Manufacturing Co., Ltd.	99,000	757,190
United Microelectronics Corp.	66,000	29,737

		5,102,155

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 4.8%
Asustek Computer, Inc.	56,000	$401,958
Chicony Electronics Co., Ltd.	35,000	86,275
Compal Electronics, Inc.	138,000	90,520
Inventec Corp.	115,000	91,424
Lenovo Group Ltd.	120,000	92,914
Lite-On Technology Corp.	276,000	404,511
Quanta Computer, Inc.	296,000	576,155
Samsung Electronics Co., Ltd.	97,448	3,968,116
Samsung Electronics Co., Ltd. (Preference Shares)	27,579	914,640
Wistron Corp.	116,000	90,605

		6,717,118

		14,389,383

Consumer Discretionary - 7.2%
Automobiles - 0.5%
BAIC Motor Corp., Ltd. (a)	145,500	91,308
Ford Otomotiv Sanayi AS	8,585	92,606
Hyundai Motor Co.	738	89,568
Kia Motors Corp.	10,597	404,263

		677,745

Diversified Consumer Services - 1.3%
Estacio Participacoes SA	237,700	1,795,153
Kroton Educacional SA	700	2,000

		1,797,153

Household Durables - 0.2%
Hisense Home Appliances Group Co., Ltd.-Class A	138,500	252,153
LG Electronics, Inc.	1,089	74,930

		327,083

Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	18,280	3,097,546
MakeMyTrip Ltd. (b)	28,660	710,768
Naspers Ltd.-Class N	3,418	827,328

		4,635,642

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	11,000	86,259

Specialty Retail - 0.3%
Home Product Center PCL	153,400	87,536
Truworths International Ltd.	50,100	248,666

		336,202

Textiles, Apparel & Luxury Goods - 1.5%
Feng TAY Enterprise Co., Ltd.	11,000	85,924
Fila Korea Ltd.	1,166	77,437
Li Ning Co., Ltd.	592,000	1,399,977

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	202,000	$554,050

		2,117,388

		9,977,472

Materials - 5.4%
Chemicals - 1.4%
Formosa Chemicals & Fibre Corp.	166,000	551,613
Mitsubishi Gas Chemical Co., Inc.	7,700	102,991
Nan Ya Plastics Corp.	63,000	159,528
PhosAgro PJSC (GDR)	6,904	90,608
Sinopec Shanghai Petrochemical Co., Ltd.	118,300	88,947
Tosoh Corp.	67,400	950,673

		1,944,360

Construction Materials - 1.2%
Anhui Conch Cement Co., Ltd.-Class A	130,319	788,135
Anhui Conch Cement Co., Ltd.-Class H	78,244	489,597
Asia Cement Corp.	59,000	90,412
China Resources Cement Holdings Ltd.	96,000	92,943
Huaxin Cement Co., Ltd.	63,020	185,905

		1,646,992

Metals & Mining - 2.8%
Baoshan Iron & Steel Co., Ltd.	93,300	88,423
China Oriental Group Co., Ltd.	168,000	98,335
China Zhongwang Holdings Ltd.	149,200	75,228
Cia Siderurgica Nacional SA	20,500	89,208
Eregli Demir ve Celik Fabrikalari TAS	68,473	93,001
Evraz PLC	8,180	69,263
Fangda Special Steel Technology Co., Ltd.-Class A	181,922	259,344
Glencore PLC (b)	249,540	863,640
Grupo Mexico SAB de CV	33,339	88,794
Iskenderun Demir ve Celik AS	78,433	93,473
Jiangxi Copper Co., Ltd.-Class H	277,000	369,164
Korea Zinc Co., Ltd.	219	90,327
Kumba Iron Ore Ltd.	10,571	374,756
Maanshan Iron & Steel Co., Ltd.-Class A	177,900	88,453
Maanshan Iron & Steel Co., Ltd.-Class H	226,000	89,872
Polymetal International PLC	21,360	270,840
Polyus PJSC (GDR)	3,886	180,177
POSCO	1,190	252,619
Southern Copper Corp.	2,280	88,578
Vedanta Ltd.	98,630	249,131

		3,872,626

Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd.	13,000	11,537

		7,475,515

Industrials - 5.1%
Aerospace & Defense - 0.0%
Korea Aerospace Industries Ltd.	83	2,590

Air Freight & Logistics - 0.1%
Hyundai Glovis Co., Ltd.	634	88,506

Company	Shares	U.S. $ Value
Airlines - 0.1%
InterGlobe Aviation Ltd. (a)	3,992	$90,087
Construction & Engineering - 1.0%
China Communications Services Corp., Ltd.-Class H	258,000	200,086
Daelim Industrial Co., Ltd.	5,441	542,597
Larsen & Toubro Ltd.	27,060	611,444

		1,354,127

Electrical Equipment - 0.1%
ElSewedy Electric Co.	107,702	91,645

Industrial Conglomerates - 1.1%
KOC Holding AS	30,009	90,561
NWS Holdings Ltd.	675,000	1,388,320
Shanghai Industrial Holdings Ltd. 1 Month HIBOR plus 50	34,748	75,342

		1,554,223

Machinery - 1.5%
China Yuchai International Ltd.	24,410	365,906
Sinotruk Hong Kong Ltd.	534,000	925,226
Weichai Power Co., Ltd.-Class A	269,904	483,684
Weichai Power Co., Ltd.-Class H	112,000	189,440
Zoomlion Heavy Industry Science and Technology Co., Ltd.-Class A	225,700	197,587

		2,161,843

Marine - 0.1%
MISC Bhd	51,600	89,314

Road & Rail - 0.2%
Globaltrans Investment PLC (Sponsored GDR) (a)	17,160	159,588
GMexico Transportes SAB de CV (a)	70,954	87,612

		247,200

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (a)	46,900	393,040
Sojitz Corp.	22,700	73,053

		466,093

Transportation Infrastructure - 0.6%
China Merchants Port Holdings Co., Ltd.	52,000	88,488
Grupo Aeroportuario del Pacifico SAB de CV-Class B	8,377	87,236
International Container Terminal Services, Inc.	31,820	90,923
Jiangsu Expressway Co., Ltd.-Class H	62,000	88,239
Shenzhen International Holdings Ltd.	47,000	93,387
Taiwan High Speed Rail Corp.	60,000	88,328
TAV Havalimanlari Holding AS	19,388	90,295
Westports Holdings Bhd	74,000	70,700
Zhejiang Expressway Co., Ltd.-Class H	202,000	212,904

		910,500

		7,056,128

Company	Shares	U.S. $ Value
Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Adaro Energy Tbk PT	732,500	$70,615
Bukit Asam Tbk PT	434,500	91,136
China Petroleum & Chemical Corp.	112,800	90,051
China Petroleum & Chemical Corp.-Class H	790,000	538,164
CNOOC Ltd.	182,000	310,449
Coal India Ltd.	24,367	89,386
Cosan SA	61,900	743,938
Exxaro Resources Ltd.	5,040	61,716
Hindustan Petroleum Corp., Ltd.	21,224	88,505
LUKOIL PJSC (Sponsored ADR)	31,156	2,617,727
Motor Oil Hellas Corinth Refineries SA	3,433	87,832
Novatek PJSC (Sponsored GDR)	435	92,468
Oil & Gas Development Co., Ltd.	101,965	84,031
OMV Petrom SA	939,815	89,455
Petronet LNG Ltd.	14,590	51,982
Surgutneftegas PJSC (Sponsored ADR)	42,690	178,273
Tatneft PJSC (Sponsored ADR)	7,990	589,662
Tupras Turkiye Petrol Rafinerileri AS	9,479	188,016
Yanzhou Coal Mining Co., Ltd.-Class H	96,000	89,770

		6,153,176

Communication Services - 4.1%
Diversified Telecommunication Services - 0.5%
Emirates Telecommunications Group Co. PJSC	85	386
KT Corp. (Sponsored ADR)	44,311	548,127
Telkom SA SOC Ltd.	13,334	87,205

		635,718

Interactive Media & Services - 2.7%
Kakao Corp.	820	93,468
Tencent Holdings Ltd.	74,500	3,370,337
Yandex NV-Class A (b)	9,360	355,680

		3,819,485

Media - 0.1%
Cheil Worldwide, Inc.	3,575	91,027
MultiChoice Group Ltd. (b)	2,680	25,491

		116,518

Wireless Telecommunication Services - 0.8%
China Mobile Ltd.	33,000	300,421
Globe Telecom, Inc.	2,060	90,948
PLDT, Inc.	3,590	90,062
Taiwan Mobile Co., Ltd.	23,000	90,713
Turkcell Iletisim Hizmetleri AS	277,355	612,373

		1,184,517

		5,756,238

Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Fibra Uno Administracion SA de CV	997,190	1,322,746

Real Estate Management & Development - 2.5%
Agile Group Holdings Ltd.	68,000	91,026
Aldar Properties PJSC	1,247,850	643,298

Company	Shares	U.S. $ Value
China Evergrande Group	31,000	$86,837
CK Asset Holdings Ltd.	45,000	352,533
Emaar Development PJSC	43,799	47,816
Future Land Development Holdings Ltd.	72,000	94,788
Guangzhou R&F Properties Co., Ltd.-Class H	47,600	91,606
Highwealth Construction Corp.	55,000	87,604
Kerry Properties Ltd.	46,500	195,324
Land & Houses PCL	248,700	90,016
New World Development Co., Ltd.	261,000	408,248
RiseSun Real Estate Development Co., Ltd.-Class A	742,048	1,015,725
Ruentex Development Co., Ltd.	62,000	88,724
Shenzhen Investment Ltd.	219,372	80,973
Shui On Land Ltd.	196,685	45,634
Yuzhou Properties Co., Ltd.	197,000	92,542

		3,512,694

		4,835,440

Consumer Staples - 2.7%
Beverages - 0.5%
Tsingtao Brewery Co., Ltd.	66,700	485,823
Wuliangye Yibin Co., Ltd.-Class A	11,800	203,168

		688,991

Food & Staples Retailing - 0.3%
CP ALL PCL	45,200	126,753
Jeronimo Martins SGPS SA	5,530	89,139
Magnit PJSC (Sponsored GDR)	6,248	91,065
President Chain Store Corp.	9,000	87,100

		394,057

Food Products - 0.3%
GlaxoSmithKline Consumer Healthcare Ltd.	817	90,913
Indofood Sukses Makmur Tbk PT	178,000	88,514
JBS SA	15,200	83,997
Uni-President Enterprises Corp.	46,000	122,530

		385,954

Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV-Class A (b)	47,244	87,750

Personal Products - 0.3%
Unilever PLC	7,930	492,257

Tobacco - 1.2%
British American Tobacco Malaysia Bhd	12,700	88,411
Eastern Co. SAE	76,480	70,777
ITC Ltd.	359,766	1,426,357
KT&G Corp.	910	77,655

		1,663,200

		3,712,209

Utilities - 2.3%
Electric Utilities - 0.9%
Centrais Eletricas Brasileiras SA (Preference Shares)	95,600	896,262
EDP - Energias de Portugal SA	23,290	88,512

Company	Shares		U.S. $ Value
Interconexion Electrica SA ESP		15,076	$83,790
Manila Electric Co.		12,080	91,293
Power Grid Corp. of India Ltd.		30,992	92,462

			1,252,319

Gas Utilities - 0.3%
GAIL India Ltd.		79,100	357,277
Perusahaan Gas Negara Tbk PT		507,000	75,732

			433,009

Independent Power and Renewable Electricity Producers - 0.2%
China Power International Development Ltd.		279,049	68,194
NHPC Ltd.		523,473	187,681

			255,875

Water Utilities - 0.9%
Aguas Andinas SA-Class A		150,981	89,458
Cia de Saneamento Basico do Estado de Sao Paulo		96,300	1,185,458

			1,274,916

			3,216,119

Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt		10,310	189,973

Total Common Stocks (cost $82,352,580)			85,892,928

	Principal Amount (000)
FIXED INCOME SECURITIES - 24.7%
Sovereign Bonds - 16.4%
Angolan Government International Bond
9.50%, 11/12/25 (a)	U.S.$	200	229,000
Argentine Republic Government International Bond
5.875%, 1/11/28		255	192,923
6.625%, 7/06/28		150	115,594
6.875%, 1/26/27-1/11/48		347	263,539
7.125%, 6/28/17		168	126,368
7.82%, 12/31/33	EUR	33	31,627
Series NY
3.75%, 12/31/38	U.S.$	483	282,313
Bahrain Government International Bond
6.75%, 9/20/29 (a)		244	257,420
Banque Centrale de Tunisie International Bond
5.75%, 1/30/25 (a)		200	185,750
Bermuda Government International Bond
4.75%, 2/15/29 (a)		275	303,639
Brazilian Government International Bond
4.625%, 1/13/28		200	210,000
5.00%, 1/27/45		223	220,324

	Principal Amount (000)		U.S. $ Value
Colombia Government International Bond
5.00%, 6/15/45	U.S.$	302	$334,163
Costa Rica Government International Bond
7.158%, 3/12/45 (a)		470	473,084
Dominican Republic International Bond
6.00%, 7/19/28 (a)		426	459,414
6.40%, 6/05/49 (a)		150	156,563
6.50%, 2/15/48 (a)		298	314,949
6.85%, 1/27/45 (a)		100	109,375
Dubai DOF Sukuk Ltd.
5.00%, 4/30/29 (a)		313	339,381
Ecuador Government International Bond
9.65%, 12/13/26 (a)		366	396,996
10.75%, 1/31/29 (a)		250	282,578
Egypt Government International Bond
5.875%, 6/11/25 (a)		530	539,937
6.125%, 1/31/22 (a)		200	206,750
7.903%, 2/21/48 (a)		300	303,000
8.70%, 3/01/49 (a)		200	214,500
El Salvador Government International Bond
5.875%, 1/30/25 (a)		40	39,650
6.375%, 1/18/27 (a)		86	86,081
7.75%, 1/24/23 (a)		63	67,646
8.25%, 4/10/32 (a)		100	110,250
Gabon Government International Bond
6.375%, 12/12/24 (a)		365	359,981
Ghana Government International Bond
8.95%, 3/26/51 (a)		400	413,875
Guatemala Government Bond
4.375%, 6/05/27 (a)		200	200,250
4.50%, 5/03/26 (a)		200	202,250
Honduras Government International Bond
6.25%, 1/19/27 (a)		180	193,725
7.50%, 3/15/24 (a)		290	319,725
Indonesia Government International Bond
3.375%, 4/15/23 (a)		450	458,297
4.125%, 1/15/25 (a)		380	399,473
5.875%, 1/15/24 (a)		200	224,375
Iraq International Bond
6.752%, 3/09/23 (a)		300	308,250
Ivory Coast Government International Bond
6.625%, 3/22/48 (a)	EUR	280	310,528
Jamaica Government International Bond
6.75%, 4/28/28	U.S.$	200	227,250
7.875%, 7/28/45		460	569,250
8.00%, 3/15/39		108	133,110
Kazakhstan Government International Bond
5.125%, 7/21/25 (a)		200	226,000
Kenya Government International Bond
8.00%, 5/22/32 (a)		346	364,597
Lebanon Government International Bond
6.00%, 1/27/23 (a)		59	49,486
6.65%, 4/22/24 (a)		57	46,900
6.85%, 3/23/27 (a)		446	353,734
8.25%, 4/12/21 (a)		78	73,564
Series E
6.10%, 10/04/22 (a)		216	183,803

	Principal Amount (000)		U.S. $ Value
Series G
6.20%, 2/26/25 (a)	U.S.$	104	$82,973
6.60%, 11/27/26 (a)		170	134,459
6.65%, 11/03/28 (a)		138	108,201
Mexico Government International Bond
4.75%, 3/08/44		140	146,300
Mongolia Government International Bond
5.625%, 5/01/23 (a)		200	203,750
Nigeria Government International Bond
5.625%, 6/27/22		163	168,654
7.625%, 11/28/47 (a)		611	609,472
Oman Government International Bond
4.75%, 6/15/26 (a)		260	240,500
6.75%, 1/17/48 (a)		430	378,400
Pakistan Government International Bond
8.25%, 9/30/25 (a)		200	218,812
Panama Government International Bond
4.00%, 9/22/24		200	213,312
Panama Notas del Tesoro
3.75%, 4/17/26 (a)		113	116,955
Qatar Government International Bond
4.50%, 4/23/28 (a)		300	335,250
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		16	15,645
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (a)		400	420,800
Republic of South Africa Government International Bond
5.00%, 10/12/46		358	344,799
5.65%, 9/27/47		380	389,500
Russian Foreign Bond - Eurobond
5.25%, 6/23/47 (a)		400	442,500
Saudi Government International Bond
3.25%, 10/26/26 (a)		490	499,800
3.625%, 3/04/28 (a)		200	205,300
5.25%, 1/16/50 (a)		401	455,887
Senegal Government International Bond
4.75%, 3/13/28 (a)	EUR	200	227,846
6.25%, 7/30/24-5/23/33 (a)	U.S.$	480	493,700
Sri Lanka Government International Bond
5.75%, 4/18/23 (a)		467	463,060
6.20%, 5/11/27 (a)		200	189,750
6.25%, 7/27/21 (a)		433	438,683
7.85%, 3/14/29 (a)		240	248,208
Tanzania Government International Bond
8.688% (LIBOR 6 Month + 6.00%), 3/09/20 (a)(c)		44	45,126
Turkey Government International Bond
5.75%, 5/11/47		200	168,250
6.00%, 3/25/27		313	298,035
7.00%, 6/05/20		95	97,256
Ukraine Government International Bond
6.75%, 6/20/26 (a)	EUR	173	209,041
7.75%, 9/01/22-9/01/24 (a)	U.S.$	672	709,526
9.75%, 11/01/28 (a)		200	225,875
Series GDP
Zero Coupon, 5/31/40 (a)		170	121,816

	Principal Amount (000)		U.S. $ Value
Uruguay Government International Bond
4.375%, 10/27/27-1/23/31	U.S.$	116	$125,912
5.10%, 6/18/50		49	55,195
Venezuela Government International Bond
11.95%, 8/05/31 (b)(d)(e)		265	52,900
12.75%, 8/23/22 (b)(d)(e)		564	112,820
Zambia Government International Bond
8.50%, 4/14/24 (a)		200	133,500
8.97%, 7/30/27 (a)		215	142,706

Total Sovereign Bonds (cost $22,039,083)			22,761,711

Corporate Bonds – 4.2%
ABJA Investment Co. Pte Ltd.
5.45%, 1/24/28 (a)		200	192,000
AngloGold Ashanti Holdings PLC
5.125%, 8/01/22		140	146,431
Bharti Airtel Ltd.
4.375%, 6/10/25 (a)		204	206,996
CSN Resources SA
7.625%, 2/13/23 (a)		200	211,599
Digicel Group One Ltd.
8.25%, 12/30/22 (a)		234	128,662
Digicel Group Two Ltd.
8.25%, 9/30/22 (a)		292	75,657
Ecopetrol SA
5.875%, 9/18/23		64	70,752
Empresas Publicas de Medellin ESP
8.375%, 11/08/27 (a)	COP	418,000	134,785
Enel Chile SA
4.875%, 6/12/28	U.S.$	50	54,625
Enel Generacion Chile SA
4.25%, 4/15/24		40	42,038
Genneia SA
8.75%, 1/20/22 (a)		38	34,687
GNL Quintero SA
4.634%, 7/31/29 (a)		200	211,375
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		200	209,000
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/25 (a)		200	186,305
Greenko Dutch BV
5.25%, 7/24/24 (a)		200	197,000
Housing Development Finance Corp., Ltd.
Series G
7.875%, 8/21/19 (a)(f)	INR	10,000	145,141
Indiabulls Housing Finance Ltd.
8.567%, 10/15/19 (a)(f)		10,000	142,153
Inretail Pharma SA
5.375%, 5/02/23 (a)	U.S.$	22	23,128
KOC Holding AS
5.25%, 3/15/23 (a)		200	196,480
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (a)		200	209,687
LLPL Capital Pte Ltd.
6.875%, 2/04/39 (a)		200	227,750
Medco Oak Tree Pte Ltd.
7.375%, 5/14/26 (a)		200	201,000

	Principal Amount (000)		U.S. $ Value
Minerva Luxembourg SA
6.50%, 9/20/26 (a)	U.S.$	200	$207,624
Nexa Resources SA
5.375%, 5/04/27 (a)		200	209,575
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)(b)(d)		200	13,250
Petkim Petrokimya Holding AS
5.875%, 1/26/23 (a)		200	193,500
Power Finance Corp., Ltd.
6.15%, 12/06/28 (a)		200	229,415
Rede D’or Finance SARL
4.95%, 1/17/28 (a)		200	198,092
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		200	215,500
SABIC Capital II BV
4.00%, 10/10/23 (a)		200	207,872
SASOL Financing USA LLC
5.875%, 3/27/24		200	216,407
Tonon Luxembourg SA
6.50%, 10/31/24 (e)(f)(g)		89	4,453
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/28 (a)		200	224,700
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (a)		200	200,750
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		200	195,294
Vedanta Resources Ltd.
6.125%, 8/09/24 (a)		200	184,000
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (b)(d)(e)		202	5,050
Wijaya Karya Persero Tbk PT
7.70%, 1/31/21 (a)	IDR	2,000,000	138,142

Total Corporate Bonds (cost $6,504,120)			5,890,875

Quasi-Sovereign Bonds - 2.4%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (a)	U.S.$	200	235,600
Empresa de Transmision Electrica SA
5.125%, 5/02/49 (a)		200	217,980
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (a)		200	202,000
Export-Import Bank of China (The)
3.625%, 7/31/24 (a)		310	324,047
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/27 (a)		200	213,300
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (a)		200	217,204
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		220	243,925
Petroleos de Venezuela SA
5.375%, 4/12/27 (b)(d)(e)		226	33,855
6.00%, 11/15/26 (b)(d)(e)		220	33,000
9.00%, 11/17/21 (b)(d)(e)		128	19,267
Petroleos Mexicanos
5.50%, 6/27/44		166	133,339
6.50%, 3/13/27		154	152,414

	Principal Amount (000)		U.S. $ Value
6.75%, 9/21/47	U.S.$	398	$353,051
6.875%, 8/04/26		60	60,504
Sinopec Group Overseas Development Ltd.
Series 2012
3.90%, 5/17/22 (a)		271	280,213
State Grid Overseas Investment Ltd.
Series 2013
3.125%, 5/22/23 (a)		260	264,387
TC Ziraat Bankasi AS
4.25%, 7/03/19 (a)		200	200,250
Trinidad Generation UnLtd.
5.25%, 11/04/27 (a)		200	202,700

Total Quasi-Sovereign Bonds (cost $3,327,094)			3,387,036

Treasury Bonds - 1.4%
Indonesia Treasury Bond
Series FR65
6.625%, 5/15/33	IDR	1,535,000	97,669
Series FR68
8.375%, 3/15/34		14,852,000	1,114,360
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	24,635	384,713
Series 6226
7.95%, 10/07/26		17,412	285,390

Total Treasury Bonds (cost $1,816,735)			1,882,132

Emerging Markets - Treasuries - 0.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	77	1,267
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	4,855	313,661

Total Emerging Markets - Treasuries (cost $320,555)			314,928

Regional Bonds - 0.1%
Provincia de Neuquen Argentina
7.50%, 4/27/25 (a)
(cost $68,000)	U.S.$	68	56,950

Total Fixed Income Securities (cost $34,075,587)			34,293,632

	Shares
EQUITY LINKED NOTES - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (b)(h) (cost $735,561)		352,463	688,139

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
VFMVN30 ETF Fund (b) (cost $97,798)		239,030	$145,871

SHORT-TERM INVESTMENTS - 11.8%
Investment Companies - 10.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (i)(j)(k) (cost $14,925,727)		14,925,727	14,925,727

	Principal Amount (000)
Treasury Bills - 0.7%
Egypt - 0.5%
Egypt Treasury Bills
Series 273D
Zero Coupon, 8/13/19-12/17/19	EGP	11,925	677,318

Nigeria - 0.2%
Nigeria Treasury Bills
Zero Coupon, 1/30/20-3/19/20	NGN	129,800	331,419

Total Treasury Bills (cost $999,155)			1,008,737

Time Deposits - 0.4%
ANZ, London
1.76%, 7/01/19	U.S.$	381	381,408
BBH Grand Cayman
(0.58)%, 7/01/19	EUR	4	4,779
(0.50)%, 7/01/19	SEK	9	1,007
0.36%, 7/01/19	GBP	5	6,517
0.52%, 7/01/19	NOK	2	202
0.57%, 7/01/19	AUD	2	1,413
0.60%, 7/01/19	SGD	8	5,822
0.81%, 7/02/19	CAD	1	597
5.69%, 7/01/19	ZAR	189	13,394
Hong Kong & Shanghai Bank, Hong Kong
2.10%, 7/02/19	HKD	222	28,442
Sumitomo, Tokyo
(0.27)%, 7/01/19	JPY	10,169	94,324

Total Time Deposits (cost $538,060)			537,905

Total Short-Term Investments (cost $16,462,942)			16,472,369

Total Investments - 98.8% (cost $133,724,468) (l)			137,492,939
Other assets less liabilities - 1.2%			1,649,823

Net Assets - 100.0%			$139,142,762

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	118	July 2019	$1,596,565	$(5,285)
MSCI Emerging Markets Index Futures	314	September 2019	16,538,380	190,461
U.S. T-Note 10 Yr (CBT) Futures	24	September 2019	3,071,250	4,500
U.S. Ultra Bond (CBT) Futures	42	September 2019	7,457,625	268,078
Sold Contracts
U.S. 10 Yr Ultra Futures	4	September 2019	552,500	(13,812)

				$443,942

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	2,640	JPY	282,509	9/12/19	$(5,172)
Bank of America, NA	EUR	1,372	USD	1,554	7/10/19	(6,677)
Bank of America, NA	USD	1,941	EUR	1,717	7/10/19	12,975
Bank of America, NA	HUF	376,378	USD	1,331	7/11/19	5,303
Bank of America, NA	INR	80,954	USD	1,154	7/16/19	(17,564)
Bank of America, NA	RUB	61,574	USD	971	8/06/19	1,805
Bank of America, NA	USD	387	RUB	25,447	8/06/19	13,537
Bank of America, NA	CNH	4,648	USD	675	8/09/19	(1,152)
Bank of America, NA	USD	565	IDR	8,124,536	8/22/19	6,438
Bank of America, NA	USD	1,964	MXN	38,282	8/29/19	10,183
Bank of America, NA	USD	923	MXN	17,953	9/13/19	998
Barclays Bank PLC	PLN	1,580	USD	419	7/11/19	(4,126)
Barclays Bank PLC	INR	366,379	USD	5,213	7/16/19	(90,448)
Barclays Bank PLC	USD	3,791	INR	266,778	7/16/19	70,574
Barclays Bank PLC	USD	1,487	MYR	6,075	8/21/19	(17,252)
Barclays Bank PLC	USD	1,617	MYR	6,770	8/21/19	21,385
Barclays Bank PLC	USD	539	IDR	7,933,619	8/22/19	18,652
Barclays Bank PLC	USD	300	PHP	15,624	9/11/19	4,232
Barclays Bank PLC	USD	805	TWD	25,162	9/11/19	10,621
BNP Paribas SA	USD	692	ZAR	10,099	9/13/19	18,223
BNP Paribas SA	ZAR	17,600	USD	1,224	9/13/19	(13,547)
BNP Paribas SA	USD	762	ZAR	10,921	9/18/19	5,534
Brown Brothers Harriman & Co.	EUR	345	USD	391	7/10/19	(1,192)
Brown Brothers Harriman & Co.	USD	143	PLN	536	7/11/19	336
Brown Brothers Harriman & Co.	USD	327	MXN	6,323	8/29/19	(427)
Brown Brothers Harriman & Co.	PLN	396	USD	103	9/13/19	(3,219)
Brown Brothers Harriman & Co.	USD	363	PLN	1,382	9/13/19	7,553
Brown Brothers Harriman & Co.	USD	392	TRY	2,548	9/13/19	30,672
Brown Brothers Harriman & Co.	ZAR	3,627	USD	245	9/13/19	(10,340)
Brown Brothers Harriman & Co.	USD	1,879	ZAR	27,126	9/18/19	28,020
Citibank, NA	BRL	3,221	USD	805	7/02/19	(33,560)
Citibank, NA	USD	840	BRL	3,221	7/02/19	(1,696)
Citibank, NA	CZK	8,692	USD	384	7/11/19	(5,177)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	377	HUF	107,203	7/11/19	$413
Citibank, NA	USD	1,830	TRY	10,773	7/31/19	(192)
Citibank, NA	RUB	31,084	USD	477	8/06/19	(12,474)
Citibank, NA	IDR	6,724,475	USD	466	8/22/19	(6,884)
Citibank, NA	KRW	13,673,926	USD	11,656	8/26/19	(176,490)
Citibank, NA	USD	218	KRW	253,241	8/26/19	1,105
Citibank, NA	USD	485	TWD	14,962	9/11/19	85
Citibank, NA	USD	358	CZK	8,088	9/13/19	4,467
Citibank, NA	USD	762	ZAR	11,128	9/13/19	20,811
Deutsche Bank AG	INR	59,903	USD	861	7/16/19	(6,270)
Goldman Sachs Bank USA	BRL	1,906	USD	494	7/02/19	(1,912)
Goldman Sachs Bank USA	USD	497	BRL	1,906	7/02/19	(1,004)
Goldman Sachs Bank USA	USD	605	PLN	2,265	7/11/19	1,378
Goldman Sachs Bank USA	USD	1,387	INR	96,847	7/16/19	14,806
Goldman Sachs Bank USA	CNH	11,775	USD	1,697	8/09/19	(16,978)
Goldman Sachs Bank USA	MYR	9,485	USD	2,280	8/21/19	(14,526)
Goldman Sachs Bank USA	MYR	8,837	USD	2,174	8/21/19	35,345
Goldman Sachs Bank USA	USD	2,515	MYR	10,239	8/21/19	(37,122)
Goldman Sachs Bank USA	USD	547	IDR	7,991,403	8/22/19	15,043
Goldman Sachs Bank USA	USD	663	THB	20,739	8/22/19	13,862
Goldman Sachs Bank USA	KRW	277,004	USD	234	8/26/19	(5,868)
Goldman Sachs Bank USA	USD	1,439	KRW	1,697,004	8/26/19	29,072
Goldman Sachs Bank USA	TWD	27,107	USD	864	9/11/19	(14,728)
Goldman Sachs Bank USA	USD	607	TWD	19,085	9/11/19	11,780
HSBC Bank USA	USD	323	INR	22,403	7/16/19	998
HSBC Bank USA	USD	1,102	IDR	15,710,446	8/22/19	2,636
HSBC Bank USA	USD	1,057	THB	32,652	8/22/19	9,111
HSBC Bank USA	KRW	861,922	USD	732	8/26/19	(13,821)
HSBC Bank USA	USD	2,023	KRW	2,337,077	8/26/19	(846)
HSBC Bank USA	PHP	82,778	USD	1,584	9/11/19	(26,006)
HSBC Bank USA	USD	504	PHP	26,276	9/11/19	7,147
HSBC Bank USA	USD	130	TWD	4,035	9/11/19	407
HSBC Bank USA	USD	959	MXN	18,575	9/13/19	(2,911)
JPMorgan Chase Bank, NA	USD	261	PLN	993	7/11/19	4,985
JPMorgan Chase Bank, NA	USD	670	BRL	2,601	8/02/19	5,035
JPMorgan Chase Bank, NA	USD	1,344	IDR	19,712,759	8/22/19	42,260
JPMorgan Chase Bank, NA	USD	445	KRW	514,156	8/26/19	31
JPMorgan Chase Bank, NA	USD	1,271	MXN	24,636	8/29/19	(101)
JPMorgan Chase Bank, NA	TWD	113,628	USD	3,623	9/11/19	(58,504)
JPMorgan Chase Bank, NA	PLN	3,058	USD	795	9/13/19	(24,941)
JPMorgan Chase Bank, NA	USD	545	PLN	2,072	9/13/19	10,291
Morgan Stanley Capital Services LLC	BRL	19,619	USD	4,856	7/02/19	(253,297)
Morgan Stanley Capital Services LLC	BRL	1,730	USD	451	7/02/19	911
Morgan Stanley Capital Services LLC	USD	5,120	BRL	19,619	7/02/19	(10,333)
Morgan Stanley Capital Services LLC	USD	445	BRL	1,730	7/02/19	5,511
Morgan Stanley Capital Services LLC	PLN	1,678	USD	445	7/11/19	(4,537)
Morgan Stanley Capital Services LLC	COP	2,595,304	USD	782	7/12/19	(25,156)
Morgan Stanley Capital Services LLC	INR	180,589	USD	2,565	7/16/19	(49,178)
Morgan Stanley Capital Services LLC	TRY	17,759	USD	3,013	7/31/19	(3,847)
Morgan Stanley Capital Services LLC	RUB	22,508	USD	346	8/06/19	(8,396)
Morgan Stanley Capital Services LLC	USD	3,596	RUB	236,435	8/06/19	125,929
Morgan Stanley Capital Services LLC	USD	1,851	CNH	12,733	8/09/19	1,650
Morgan Stanley Capital Services LLC	MYR	4,782	USD	1,147	8/21/19	(10,324)
Morgan Stanley Capital Services LLC	MYR	2,219	USD	537	8/21/19	238
Morgan Stanley Capital Services LLC	USD	1,184	MYR	4,922	8/21/19	7,454

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	IDR	6,989,355	USD	474	8/22/19	$(17,730)
Morgan Stanley Capital Services LLC	USD	523	TWD	16,134	9/11/19	(224)
Morgan Stanley Capital Services LLC	TRY	2,548	USD	422	9/13/19	(178)
Morgan Stanley Capital Services LLC	USD	1,167	THB	36,742	9/13/19	32,819
Royal Bank of Scotland PLC	CLP	488,866	USD	701	7/12/19	(20,321)
Royal Bank of Scotland PLC	PEN	2,253	USD	678	7/12/19	(6,288)
Royal Bank of Scotland PLC	CNH	62,590	USD	9,034	8/09/19	(75,051)
Standard Chartered Bank	BRL	3,842	USD	1,003	7/02/19	2,023
Standard Chartered Bank	USD	1,003	BRL	3,842	7/02/19	(2,652)
Standard Chartered Bank	USD	1,319	INR	91,876	7/16/19	10,944
Standard Chartered Bank	CNH	3,238	USD	466	8/09/19	(5,551)
Standard Chartered Bank	IDR	17,481,736	USD	1,217	8/22/19	(12,667)
Standard Chartered Bank	USD	3,345	IDR	48,564,497	8/22/19	70,813
UBS AG	BRL	19,174	USD	5,003	7/02/19	10,098
UBS AG	USD	4,986	BRL	19,174	7/02/19	7,595
UBS AG	BRL	19,174	USD	4,971	8/02/19	(7,763)
UBS AG	MYR	1,759	USD	432	8/21/19	6,358
UBS AG	USD	599	MYR	2,518	8/21/19	10,100
UBS AG	THB	17,712	USD	566	8/22/19	(12,752)
UBS AG	USD	228	KRW	270,329	8/26/19	5,837
UBS AG	USD	241	TWD	7,464	9/11/19	329
UBS AG	CZK	19,533	USD	854	9/13/19	(20,168)
UBS AG	USD	1,109	THB	35,199	9/13/19	40,618

						$(342,204)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Republic of Turkey International Bond 11.875% 1/15/30*	(1.00)%	Quarterly	3.95%	USD	292	$36,942	$39,101	$(2,159)
Sale Contracts
Argentine Republic Government Bond, 7.500% 4/22/26*	5.00	Quarterly	9.72	USD	580	(94,422)	(88,949)	(5,473)

						$(57,480)	$(49,848)	$(7,632)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
Euro STOXX 50 Price EUR Index 9/20/19*	15.85%	Maturity	EUR	68	$(3,834)	$	– 0	–	$(3,834)
FTSE 100 Index 9/20/19*	14.14	Maturity	GBP	43	(4,321)		– 0	–	(4,321)
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 9/27/19*	21.97	Maturity	HKD	1,081	(34,354)		– 0	–	(34,354)
Hang Seng China Enterprises Index 9/27/19*	20.55	Maturity	HKD	311	(5,641)		– 0	–	(5,641)
UBS AG
NASDAQ 100 Stock Index 9/20/19*	20.50	Maturity	USD	25	105		– 0	–	105
Nikkei 225 Index 7/12/19*	17.69	Maturity	JPY	7,125	(28,630)		– 0	–	(28,630)
Sale Contracts
JPMorgan Chase Bank, NA
Nikkei 225 Index 7/12/19*	21.25	Maturity	JPY	9,824	54,692		– 0	–	54,692

					$(21,983)	$	– 0	–	$(21,983)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $27,109,997 or 19.5% of net assets.

(b)	Non-income producing security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Petroleos de Venezuela SA
5.375%, 4/12/27	9/20/17	$46,505	$33,855	0.03%
Petroleos de Venezuela SA
6.00%, 11/15/26	5/26/16	73,615	33,000	0.02%
Petroleos de Venezuela SA
9.00%, 11/17/21	6/12/17	65,696	19,267	0.01%
Tonon Luxembourg SA
6.50%, 10/31/24	5/03/19	256,084	4,453	0.00%
Venezuela Government International Bond
11.95%, 8/05/31	9/05/18	68,908	52,900	0.04%
Venezuela Government International Bond
12.75%, 8/23/22	9/15/18	181,114	112,820	0.08%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	5,050	0.00%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Illiquid security.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Affiliated investments.
(l)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,817,373 and gross unrealized depreciation of investments was $(4,976,779), resulting in net unrealized appreciation of $3,840,594.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
HIBOR	-	Hong Kong Interbank Offered Rate
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
PJSC	-	Public Joint Stock Company

Country Breakdown1

June 30, 2019 (unaudited)

21.0%	China
9.2%	South Korea
7.4%	Taiwan
6.6%	India
5.3%	Russia
4.8%	Brazil
2.9%	Turkey
2.7%	South Africa
2.5%	Indonesia
2.1%	Hong Kong
2.1%	Mexico
1.4%	Argentina
1.0%	Egypt
19.0%	Other
12.0%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Angola, Azerbaijan, Bahrain, Bermuda, Canada, Chile, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hungary, Iraq, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Luxembourg, Malaysia, Mongolia, Nigeria, Oman, Pakistan, Panama, Peru, Philippines, Portugal, Qatar, Romania, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Tunisia, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,692,830		$18,438,445		$	– 0	–	$23,131,275
Information Technology	809,883		13,579,500			– 0	–	14,389,383
Consumer Discretionary	5,605,467		4,372,005			– 0	–	9,977,472
Materials	266,580		7,208,935			– 0	–	7,475,515
Industrials	791,265		6,264,863			– 0	–	7,056,128
Energy	4,217,432		1,935,744			– 0	–	6,153,176
Communication Services	1,202,372		4,553,866			– 0	–	5,756,238
Real Estate	1,370,562		3,464,878			– 0	–	4,835,440
Consumer Staples	333,589		3,378,620			– 0	–	3,712,209
Utilities	2,254,968		961,151			– 0	–	3,216,119
Health Care	189,973		– 0	–		– 0	–	189,973
Fixed Income Securities:
Sovereign Bonds	– 0	–	22,761,711			– 0	–	22,761,711
Corporate Bonds	– 0	–	5,599,128			291,747		5,890,875
Quasi-Sovereign Bonds	– 0	–	3,387,036			– 0	–	3,387,036
Treasury Bonds	– 0	–	1,882,132			– 0	–	1,882,132
Emerging Markets - Treasuries	– 0	–	314,928			– 0	–	314,928
Regional Bonds	– 0	–	56,950			– 0	–	56,950
Equity Linked Notes	– 0	–	688,139			– 0	–	688,139
Investment Companies	– 0	–	145,871			– 0	–	145,871
Short-Term Investments:
Investment Companies	14,925,727		– 0	–		– 0	–	14,925,727
Treasury Bills	– 0	–	1,008,737			– 0	–	1,008,737
Time Deposits	– 0	–	537,905			– 0	–	537,905

Total Investments in Securities	36,660,648		100,540,544			291,747		137,492,939
Other Financial Instruments*:
Assets
Futures	463,039		– 0	–		– 0	–	463,039
Forward Currency Exchange Contracts	– 0	–	837,336			– 0	–	837,336
Centrally Cleared Credit Default Swaps	– 0	–	36,942			– 0	–	36,942
Variance Swaps	– 0	–	54,797			– 0	–	54,797
Liabilities
Futures	(13,812)		(5,285)			– 0	–	(19,097)
Forward Currency Exchange Contracts	– 0	–	(1,179,540)			– 0	–	(1,179,540)
Centrally Cleared Credit Default Swaps	– 0	–	(94,422)			– 0	–	(94,422)
Variance Swaps	– 0	–	(76,780)			– 0	–	(76,780)

Total	$37,109,875		$100,113,592			$291,747		$137,515,214

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2019 is as follows:

Fund	Market Value 3/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$19,689	$20,545	$25,308	$14,926		$127
Government Money Market Portfolio*	755	1,268	2,023	– 0	–	– 0	–**

Total				$14,926		$127

*	Investment of cash collateral for securities lending transactions.
**	Amount less than $500.